STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9%
Advertising - .2%
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	586,000	[c]	563,292
Aerospace & Defense - .8%
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	255,000	[c]	175,644
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	485,000	[c]	318,492
TransDigm, Gtd. Notes		5.50	11/15/2027	70,000		61,300
TransDigm, Gtd. Notes		6.50	5/15/2025	560,000		525,109
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	750,000	[c]	791,524
					1,872,069
Airlines - .4%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	575,000	[c]	541,817
Delta Air Lines, Sr. Scd. Notes		7.00	5/1/2025	310,000	[c]	320,329
					862,146
Automobiles & Components - 1.9%
American Axle & Manufacturing, Gtd. Notes		6.88	7/1/2028	525,000		521,703
Clarios Global, Gtd. Notes		8.50	5/15/2027	1,025,000	[c]	1,032,662
Clarios Global, Sr. Scd. Notes		6.75	5/15/2025	108,000	[c]	112,658
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	445,000	[c]	413,294
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	260,000		275,438
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	390,000		422,419
Ford Motor Credit, Sr. Unscd. Notes		4.06	11/1/2024	200,000		191,105
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	200,000		187,691
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	400,000		391,786
Ford Motor Credit, Sr. Unscd. Notes		5.58	3/18/2024	380,000		384,471
Samvardhana Motherson Automotive Systems Group, Sr. Scd. Notes	EUR	1.80	7/6/2024	650,000	[c]	635,339
					4,568,566
Building Materials - .7%
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	1,064,000	[c]	1,075,337
Griffon, Gtd. Notes		5.75	3/1/2028	500,000		495,000
					1,570,337
Chemicals - 2.0%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	379,834
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	540,000	[c]	460,682
CVR Partners, Scd. Notes		9.25	6/15/2023	430,000	[c]	422,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Chemicals - 2.0% (continued)
Fire BC, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	495,000	[c,d]	433,783
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	745,000	[c]	732,428
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	570,000	[c]	574,851
Tronox, Sr. Scd. Notes		6.50	5/1/2025	377,000	[c]	379,592
Venator Finance, Gtd. Notes		5.75	7/15/2025	585,000	[c]	417,845
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	865,000	[c]	882,300
					4,683,835
Collateralized Loan Obligations Debt - 45.3%
Adagio CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c,d]	3,188,668
Armada Euro CLO III, Ser. 3A, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	7/15/2031	3,300,000	[c,d]	3,405,633
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		9.00	1/15/2033	3,000,000	[c,d]	2,942,936
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[c,d]	2,192,186
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c,d]	1,573,889
Battalion CLO, Ser. 2017-11A, CI. E, 3 Month LIBOR +5.98%		7.00	10/24/2029	2,700,000	[c,d]	2,376,228
Blackrock European CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c,d]	2,029,275
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		8.17	8/20/2032	2,250,000	[c,d]	1,961,913
Cairn CLO VI, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[c,d]	2,760,439
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c,d]	4,231,655
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[c,d]	1,974,355
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03% @ Floor	EUR	8.03	1/16/2033	1,000,000	[c,d]	942,975
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, CI. DR, 3 Month EURIBOR +6.15% @ Floor	EUR	6.15	1/18/2030	4,800,000	[c,d]	5,069,232
Contego CLO VII, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[c,d]	3,440,719
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[c,d]	1,054,847

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Collateralized Loan Obligations Debt - 45.3% (continued)
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		8.24	10/20/2032	3,000,000	[c,d]	2,824,179
CVC Cordatus Loan Fund CLO XIV, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c,d]	3,131,582
Dryden 66 EURO CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c,d]	2,045,024
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		8.04	8/15/2032	2,500,000	[c,d]	2,218,283
Jamestown CLO XIV, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		8.95	10/20/2032	3,000,000	[c,d]	2,880,482
KKR CLO, Ser. 17, Cl. E, 3 Month LIBOR +6.20%		7.42	4/15/2029	3,000,000	[c,d]	2,405,422
KKR CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		8.12	10/15/2032	3,000,000	[c,d]	2,753,478
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		9.12	1/15/2029	4,000,000	[c,d]	3,245,423
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		3.72	4/15/2029	1,150,000	[c,d]	1,035,910
Marathon CLO 14, Ser. 2019-2A, Cl. C2, 3 Month LIBOR +5.97%		7.87	1/20/2033	1,000,000	[c,d]	930,176
Marble Point CLO XV, Ser. 2019-1A, Cl. E, 3 Month LIBOR +6.83%		7.87	7/23/2032	3,000,000	[c,d]	2,707,918
MidOcean Credit CLO X, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		8.48	10/23/2032	4,000,000	[c,d]	3,610,955
Northwoods Capital CLO 20, Ser. 2019-20A, CI. E, 3 Month LIBOR +7.85%		9.75	1/25/2030	3,000,000	[c,d]	2,773,214
Ocean Trails CLO VI, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		8.67	7/15/2028	1,500,000	[c,d]	1,198,331
Octagon Investment Partners CLO 20-R, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		7.23	5/12/2031	4,000,000	[c,d]	3,666,247
Purple Finance CLO 2, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c,d]	2,661,122
Purple Finance CLO 2, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c,d]	2,320,348
RRE 2 Loan Management CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.80% @ Floor	EUR	5.80	1/15/2032	2,000,000	[c,d]	2,054,881
Sound Point CLO XXIII, Ser. 2019-2A, Cl. E, 3 Month LIBOR +6.71%		7.93	4/15/2032	4,750,000	[c,d]	4,171,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Collateralized Loan Obligations Debt - 45.3% (continued)
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		7.77	4/15/2031	3,000,000	[c,d]	2,640,775
Toro European CLO 3, Ser. 3A, CI. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c,d]	3,055,914
Toro European CLO 6, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c,d]	1,445,476
Toro European CLO 6, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c,d]	2,593,351
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		8.18	7/20/2032	2,100,000	[c,d]	1,843,402
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		8.09	11/26/2032	1,750,000	[c,d]	1,555,467
Voya Euro CLO II, Ser. 2A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	7/15/2032	3,200,000	[c,d]	3,339,096
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		8.17	4/20/2032	4,000,000	[c,d]	3,407,599
York CLO 1, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		4.11	10/22/2029	860,000	[c,d]	799,699
					108,460,514
Collateralized Loan Obligations Equity - 4.5%
Blackrock European CLO IV, Ser. 4A, CI. SUB	EUR	5.28	7/15/2030	5,822,000	[c,e]	3,345,966
Blackrock European CLO VIII, Ser. 8A, Cl. SUB	EUR	10.00	7/20/2032	1,425,000	[c,e]	877,340
BlueMountain Fuji CLO III, Ser. 3A, CI. SUB	EUR	12.41	1/15/2031	3,000,000	[c,e]	1,851,281
KVK CLO, Ser. 2016-1A, CI. SUB		0.00	1/15/2029	10,000,000	[c,e]	2,490,140
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		12.17	1/20/2029	5,000,000	[c,e]	1,739,240
Providus CLO II, Ser. 2A, Cl. SUB	EUR	10.03	7/15/2031	1,000,000	[c,e]	569,758
					10,873,725
Commercial & Professional Services - 4.9%
APX Group, Sr. Scd. Notes		6.75	2/15/2027	550,000	[c]	515,196
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	665,000	[c]	668,679
Kapla Holding, Sr. Scd. Bonds, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	12/15/2026	410,000	[c,d]	410,541
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,900,000		2,464,110
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	4,000,000		3,752,064
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	850,000	[c]	793,675
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	405,000	[c]	382,599

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Commercial & Professional Services - 4.9% (continued)
Verisure Holding, Sr. Scd. Bonds, 3 Month EURIBOR +5.00% at Floor	EUR	5.00	4/15/2025	145,000	[c,d]	163,872
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	630,000	[c]	711,974
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,230,000	[c]	1,328,800
WW International, Gtd. Notes		8.63	12/1/2025	575,000	[c]	594,047
					11,785,557
Consumer Discretionary - 2.3%
Allen Media, Gtd. Notes		10.50	2/15/2028	736,000	[c]	675,644
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	225,000	[c]	221,625
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	70,000		66,632
Boyd Gaming, Sr. Unscd. Notes		8.63	6/1/2025	92,000	[c]	96,313
Colt Merger Sub, Sr. Scd. Notes		5.75	7/1/2025	155,000	[c]	156,163
Colt Merger Sub, Sr. Scd. Notes		6.25	7/1/2025	580,000	[c]	576,926
Colt Merger Sub, Sr. Unscd. Notes		8.13	7/1/2027	325,000	[c]	316,875
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	905,000	[c]	909,181
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	85,000		86,054
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	200,000	[c]	195,500
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	500,000	[c]	489,057
Picasso Finance Sub, Sr. Scd. Notes		6.13	6/15/2025	58,000	[c]	59,233
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	502,401
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	185,000	[c]	171,454
Taylor Morrison Communities, Gtd. Notes		5.63	3/1/2024	365,000	[c]	375,455
Taylor Morrison Communities, Gtd. Notes		5.88	1/31/2025	445,000	[c]	453,762
TRI Pointe Group, Gtd. Notes		5.70	6/15/2028	95,000		96,900
Winnebago Industries, Sr. Scd. Notes		6.25	7/15/2028	55,000		55,000
					5,504,175
Diversified Financials - 3.1%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,280,000		1,599,882
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	185,000	[c]	188,791
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,050,000	[c]	897,860
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,400,000		1,639,069
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		637,362
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	345,000	[c]	393,419
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	465,000	[c]	442,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Diversified Financials - 3.1% (continued)
Nationstar Mortgage Holdings, Gtd. Notes	8.13	7/15/2023	430,000	[c]	442,386
Navient, Sr. Unscd. Notes	5.50	1/25/2023	135,000		129,853
Navient, Sr. Unscd. Notes	7.25	9/25/2023	925,000		906,967
Quicken Loans, Gtd. Notes	5.75	5/1/2025	200,000	[c]	204,979
				7,483,118
Electronic Components - .3%
Wesco Distribution, Gtd. Notes	7.13	6/15/2025	260,000	[c]	274,872
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	465,000	[c]	491,538
				766,410
Energy - 6.2%
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	320,000	[c]	253,610
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	545,000	[c]	432,269
Apache, Sr. Unscd. Notes	4.38	10/15/2028	244,000		215,570
Apache, Sr. Unscd. Notes	5.10	9/1/2040	346,000		284,674
Apache, Sr. Unscd. Notes	5.35	7/1/2049	80,000		63,898
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	857,818
CGG, Scd. Bonds, 3 Month LIBOR +4.00%	5.00	2/21/2024	2,130,162	[d]	2,119,511
Continental Resources, Gtd. Notes	4.50	4/15/2023	420,000		401,961
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	125,000	[c]	104,606
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	675,000		585,147
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	295,000		263,318
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	395,000	[c]	355,249
CVR Energy, Gtd. Bonds	5.75	2/15/2028	535,000	[c]	469,462
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	295,000		297,950
Enviva Partners, Gtd. Notes	6.50	1/15/2026	425,000	[c]	442,797
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	170,000		162,304
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	165,000	[c]	167,063
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	210,500
EQT, Sr. Unscd. Notes	6.13	2/1/2025	310,000		309,461
Genesis Energy, Gtd. Notes	6.25	5/15/2026	750,000		646,080
Genesis Energy, Gtd. Notes	7.75	2/1/2028	210,000		187,097
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	140,000		96,907
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	20,000		13,850

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Energy - 6.2% (continued)
Matador Resources, Gtd. Notes		5.88	9/15/2026	670,000		497,388
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	210,000		180,827
Occidental Petroleum, Sr. Unscd. Notes		6.95	7/1/2024	205,000		201,925
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	430,000		401,657
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	740,000		740,925
PBF Holding, Gtd. Notes		6.00	2/15/2028	505,000	[c]	420,412
PBF Holding, Sr. Scd. Notes		9.25	5/15/2025	517,000	[c]	552,867
PDC Energy, Gtd. Notes		5.75	5/15/2026	280,000		255,683
Precision Drilling, Gtd. Notes		7.13	1/15/2026	390,000	[c]	239,288
Shelf Drilling Holdings, Gtd. Notes		8.25	2/15/2025	1,000,000	[c]	453,115
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	590,000		518,288
Transocean Sentry, Sr. Scd. Notes		5.38	5/15/2023	215,000	[c]	184,900
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	930,000		884,886
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	250,000		236,250
WPX Energy, Sr. Unscd. Notes		5.75	6/1/2026	130,000		126,478
					14,835,991
Environmental Control - .6%
Covanta Holding, Sr. Unscd. Notes		6.00	1/1/2027	455,000		462,353
GFL Environmental, Sr. Unscd. Notes		8.50	5/1/2027	472,000	[c]	514,393
Harsco, Gtd. Notes		5.75	7/31/2027	540,000	[c]	542,716
					1,519,462
Food Products - .1%
Albertsons, Gtd. Notes		4.88	2/15/2030	150,000	[c]	153,620
Forest Products & Paper - .3%
Mercer International, Sr. Unscd. Notes		5.50	1/15/2026	425,000		400,841
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	330,000		329,347
					730,188
Health Care - 3.8%
Bausch Health, Gtd. Notes		5.00	1/30/2028	75,000	[c]	70,706
Bausch Health, Gtd. Notes		6.25	2/15/2029	350,000	[c]	352,406
Bausch Health, Gtd. Notes		7.25	5/30/2029	1,165,000	[c]	1,224,199
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	613,000	[c]	577,752
Constantin Investissement 3, Scd. Bonds	EUR	5.38	4/15/2025	660,000	[c]	747,160
LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	170,000	[c]	175,950
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	775,000		896,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Health Care - 3.8% (continued)
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	635,000	[c]	647,052
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	350,000	[c]	356,344
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	735,000	[c]	649,090
Select Medical, Gtd. Notes		6.25	8/15/2026	400,000	[c]	405,272
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	255,000	[c]	255,908
Synlab Bondco, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2025	480,000	[c,d]	540,573
Synlab Unsecured Bondco, Gtd. Bonds	EUR	8.25	7/1/2023	430,000	[c]	496,487
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	303,664
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	40,000	[c]	42,675
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	305,000		303,017
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,200,000	[c]	1,164,738
					9,209,026
Industrial - 1.6%
ATS Automation Tooling Systems, Gtd. Notes		6.50	6/15/2023	335,000	[c]	337,477
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	760,000	[c]	686,367
Clark Equipment, Sr. Scd. Notes		5.88	6/1/2025	75,000	[c]	77,016
Gates Global, Gtd. Notes		6.25	1/15/2026	815,000	[c]	808,545
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	525,000		412,989
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	445,000	[c]	429,703
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,143,732
					3,895,829
Information Technology - .9%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	630,000	[c]	635,446
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	135,000	[c]	142,044
Change Healthcare Holdings, Gtd. Notes		5.75	3/1/2025	500,000	[c]	494,910
Rackspace Hosting, Gtd. Notes		8.63	11/15/2024	285,000	[c]	290,415
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	570,000	[c]	634,020
					2,196,835
Insurance - 1.5%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	940,000	[c]	990,346
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,045,000	[c]	1,079,412
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	795,000	[c]	795,799
USI, Sr. Unscd. Notes		6.88	5/1/2025	615,000	[c]	622,297
					3,487,854

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Internet Software & Services - .2%
United Group BV, Sr. Scd. Bonds	EUR	3.63	2/15/2028	360,000	[c]	380,581
Materials - 3.7%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,025,000	[c]	1,110,712
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	925,000	[c]	916,735
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	655,000		791,685
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	670,000	[c]	658,818
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	360,000	[c]	348,521
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	145,000	[c]	141,071
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	310,000	[c]	323,223
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	510,000	[c]	543,038
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	210,000	[c]	220,763
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,490,000	[c]	1,355,513
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	975,000	[c]	980,026
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,340,000	[c]	1,435,227
					8,825,332
Media - 3.0%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	850,000	[c]	894,646
Altice Finco, Scd. Notes		7.63	2/15/2025	670,000	[c]	699,249
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,305,000	[c]	1,320,209
CSC Holdings, Sr. Unscd. Notes		10.88	10/15/2025	460,000	[c]	495,579
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,150,000	[c]	619,309
DISH DBS, Gtd. Notes		5.00	3/15/2023	80,000		79,921
DISH DBS, Gtd. Notes		7.75	7/1/2026	345,000		366,383
Meredith, Sr. Scd. Notes		6.50	7/1/2025	211,000	[c]	209,945
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	1,050,000	[c]	1,048,798
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	40,000	[c]	40,646
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	210,000	[c]	199,330
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	100,000	[c]	91,356
Summer Bidco, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	178,288	[c]	189,435
Summer BidCo, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	328,580	[c]	349,125
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	220,000		274,978
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	400,000	[c]	407,254
					7,286,163
Metals & Mining - .9%
Arconic, Scd. Notes		6.13	2/15/2028	790,000	[c]	792,034
Arconic, Sr. Scd. Notes		6.00	5/15/2025	30,000	[c]	30,919
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	415,000	[c]	398,946
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	815,000	[c]	782,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Metals & Mining - ..9% (continued)
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	225,000	[c]	234,141
					2,238,526
Real Estate - .5%
Iron Mountain, Gtd. Notes		5.25	7/15/2030	370,000	[c]	363,460
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	890,000	[c]	771,056
Realogy Group, Scd. Notes		7.63	6/15/2025	80,000	[c]	80,000
					1,214,516
Retailing - 2.8%
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	175,000	[c]	183,203
LSF10 Wolverine Investments, Sr. Scd. Bonds	EUR	5.00	3/15/2024	640,000		713,814
Macy's, Sr. Scd. Notes		8.38	6/15/2025	530,000	[c]	528,344
PetSmart, Gtd. Notes		7.13	3/15/2023	395,000	[c]	390,276
Shop Direct Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	4,000,000		4,561,405
Staples, Sr. Scd. Notes		7.50	4/15/2026	385,000	[c]	303,332
					6,680,374
Technology Hardware & Equipment - .8%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	515,000	[c]	580,107
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	410,000	[c]	413,510
Everi Payments, Gtd. Notes		7.50	12/15/2025	240,000	[c]	230,675
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	670,000	[c]	680,462
					1,904,754
Telecommunication Services - 2.9%
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	290,000	[c]	295,482
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	199,764
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	570,000	[c]	677,656
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	340,000	[c]	376,014
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,140,000		1,216,676
CenturyLink, Sr. Unscd. Notes		5.13	12/15/2026	165,000	[c]	164,844
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	100,000	[c]	102,312
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	425,000	[c]	445,143
CommScope, Gtd. Notes		7.13	7/1/2028	175,000	[c]	175,455
CommScope, Gtd. Notes		8.25	3/1/2027	1,280,000	[c]	1,317,709
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	932,696
Intrado, Gtd. Notes		8.50	10/15/2025	700,000	[c]	558,687
Telecom Italia Capital, Gtd. Notes		6.00	9/30/2034	510,000		555,852
					7,018,290
Utilities - .7%
Centrica, Jr. Sub. Bonds	GBP	5.25	4/10/2075	588,000		727,214

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.9% (continued)
Utilities - .7% (continued)
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	730,000		896,628
					1,623,842
Total Bonds and Notes (cost $241,430,318)				232,194,927

Floating Rate Loan Interests - 36.2%
Advertising - .5%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.81	9/29/2024	575,000	[d]	538,226
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		4.26	8/21/2026	744,375	[d]	678,870
					1,217,096
Airlines - .0%
Delta Air Lines, Initial Term Loan, 3 Month LIBOR +4.75%		5.51	4/29/2023	23,050	[d]	22,682
JetBlue Airways, Term loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	33,953	[d]	33,325
					56,007
Automobiles & Components - .2%
CTOS, Term Loan B, 1 Month LIBOR +4.25%		4.44	4/18/2025	196,589	[d]	193,640
Panther BF Aggregator 2, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		3.68	4/30/2026	307,675	[d]	294,214
					487,854
Building Materials - 1.3%
BME Group Holding, Facility B Term loan, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	11/1/2026	1,000,000	[d]	1,089,514
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.94	4/12/2025	490,609	[d]	468,993
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	459,811	[d]	448,316
LSF10 XL Bidco SCA, Facility B3 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[d]	1,056,247
					3,063,070
Chemicals - 2.1%
ColourOZ Investment 1, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +7.25%	EUR	8.25	9/7/2022	117,760	[d]	94,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Chemicals - 2.1% (continued)
ColourOZ Investment 1 GmbH, New First Lien Initial Term Loan, 3 Month EURIBOR +3.00% @ Floor	EUR	3.00	9/7/2021	149,603	[d]	149,086
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +3.00%		4.02	9/7/2021	1,698,261	[d]	1,478,285
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +3.00%		4.02	9/7/2021	281,487	[d]	245,026
ColourOZ Investment 2, Second Lien Initial B-2 Term Loan, 3 Month LIBOR +7.25%		8.27	9/7/2022	2,004,737	[d]	1,437,396
Flint Group, First Lien B-8 Term Loan, 3 Month LIBOR +3.00%		4.00	9/7/2021	493,852	[d]	429,883
Flint Group GmbH, First Lien Euro B-5 Term Loan, 3 Month EURIBOR +3.00% @ Floor	EUR	3.00	9/7/2021	847,809	[d]	844,880
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%		4.93	10/16/2025	429,843	[d]	406,201
					5,085,519
Commercial & Professional Services - 3.8%
APX Group, Term Loan, 1 Month LIBOR +5.00% and PRIME +4.00%		6.21	12/31/2025	280,064	[d]	262,253
Axiom Global, Initial Term Loan, 1 Month LIBOR +4.75%		4.93	10/1/2026	4,987,500	[d]	4,607,203
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.93	2/7/2026	68,487	[d]	63,094
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	82,868	[d]	70,541
Galileo Global Education, Second Lien Term Loan, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,081,369
Memora Servicios Funerarios, Uncommitted Term Loan Facility, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	429,694	[d]	443,536
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%		3.75	6/7/2023	325,000	[d]	309,923
Pi Lux Finco, Second Lien Facility 1 Term Loan, 3 Month LIBOR +7.25%		8.32	1/1/2026	115,000	[d]	103,213
Pompas Funebres Mediterraneas, Facility B4 Term loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	203,505	[d]	210,061
Sapphire Bidco, Second Lien Facility Term Loan, 3 Month EURIBOR +6.88% @ Floor	EUR	6.88	6/8/2026	241,379	[d]	209,155

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Commercial & Professional Services - 3.8% (continued)
Taurus Bidco, Facility B2 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	256,832	[d]	265,106
Taurus Midco, Facility B1 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	109,969	[d]	113,512
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	104,729	[d]	80,904
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.68	8/27/2025	494,960	[d]	480,049
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	11/29/2024	769,201	[d]	758,628
					9,058,547
Consumer Discretionary - 1.9%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.81	2/10/2027	168,143	[d]	161,137
Boels Topholding, Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/5/2027	1,000,000	[d]	1,083,481
Dealer Tire, Term Loan B-1, 1-3 Month LIBOR +4.25%		4.43	2/5/2027	742,509	[d]	711,569
Freshworld Holding IV, Facility B Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/2/2026	1,000,000	[d]	1,100,328
Silk Bidco, Facility B Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	2/22/2025	1,700,000	[d]	1,549,447
					4,605,962
Consumer Staples - .2%
KIK Custom Products, Term Loan B-3, 2 Month LIBOR +4.00%		5.00	5/15/2023	500,000	[d]	477,782
Diversified Financials - .1%
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		5.14	2/18/2027	280,000	[d]	276,500
Electronic Components - .9%
Idemia Identity & Securities, Facility B Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	2,000,000	[d]	2,093,137
Energy - .7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	258,794	[d]	218,312
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.19	5/29/2025	744,318	[d]	511,722
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.43	7/18/2025	388,850	[d]	268,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Energy - .7% (continued)
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%		5.00	9/27/2024	93,797	[d]	79,083
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	744,375	[d]	615,970
					1,693,394
Environmental Control - .1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	224,632	[d]	208,533
Food Products - .6%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.93	1/31/2028	343,084	[d]	331,934
Labeyrie Fine Foods, Facility B Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[d]	1,067,325
					1,399,259
Food Service - .1%
TKC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.75	2/1/2023	223,830	[d]	210,488
Forest Products & Paper - .0%
Neenah Paper, Term Loan, 1 Month LIBOR +4.00%		5.00	6/30/2027	43,742	[d]	43,797
Health Care - 3.6%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	307,621	[d]	255,261
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.25	8/31/2024	481,288	[d]	467,211
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.68	9/28/2024	742,366	[d]	700,838
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.93	8/15/2025	85,000	[d]	76,783
Auris Luxembourg III, Facility B2 Term Loan, 1 Month LIBOR +3.75%		3.93	2/21/2026	517,308	[d]	455,231
CPI Holdco, First Lien Closing Date Term Loan, 1 Month LIBOR +4.25%		4.43	11/4/2026	193,235	[d]	186,955
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.24	1/8/2027	279,863	[d]	273,216
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.75	6/6/2025	169,567	[d]	151,975

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Health Care - 3.6% (continued)
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.81	3/5/2026	407,217	[d]	367,854
Global Medical Response, 2018 Term Loan, 3 Month LIBOR +3.25%		4.25	4/28/2022	496,193	[d]	478,953
Hera, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[d]	2,145,885
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		6.00	6/15/2021	287,446	[d]	278,822
MED ParentCo, First Lien Delayed Draw Term Loan, 3 Month LIBOR +4.25%		4.43	8/31/2026	149,253	[d,f]	136,034
MED ParentCo, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.61	8/31/2026	595,641	[d]	542,885
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.43	6/30/2025	319,137	[d]	299,392
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.18	3/31/2027	133,201	[d]	129,704
Pathway Vet Alliance, Initial Delayed Draw Term Loan, 1 Month LIBOR +5.00% @ Floor		5.00	3/31/2027	10,826	[d,f]	10,541
Seqens Group Bidco, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/22/2023	1,000,000	[d]	1,049,349
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	89,775	[d]	90,504
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	315,153	[d]	278,910
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.00	6/23/2024	214,447	[d]	191,089
					8,567,392
Industrial - 2.7%
Brand Industrial Service, Initial Term Loan, 3 Month LIBOR +4.25%		5.47	6/21/2024	221,690	[d]	203,770
Landry's Finance Acquisition, Term Loan B, 3 Month LIBOR +12.00%		13.00	10/4/2023	217,857	[d]	239,643
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.02	7/18/2025	5,076,588	[d]	4,602,790
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.36	3/28/2025	739,656	[d]	679,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Industrial - 2.7% (continued)
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	267,944	[d,g]	194,260
Ventia Finco Pty, Term Loan, 1 Month LIBOR +4.00%		5.00	5/21/2026	125,527	[d]	123,017
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		5.31	7/11/2025	477,707	[d]	386,943
					6,429,986
Information Technology - 4.1%
AI Avocado Holding, Facility B3 Term Loan, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,000,000	[d]	1,077,757
Avaloq Group, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/15/2024	1,000,000	[d]	1,039,237
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		4.43	10/2/2025	742,462	[d]	705,298
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.18	10/16/2026	334,061	[d]	324,178
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +4.00%		4.18	2/8/2026	498,750	[d]	487,216
Evergreen Skills Lux, First Lien Initial Term Loan, 3 Month PRIME +5.75%		9.00	4/28/2021	5,984,169	[d,h]	3,759,853
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	642,889	[d]	565,013
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.43	12/1/2024	267,944	[d]	251,226
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		5.01	5/18/2025	744,333	[d]	717,537
SkillSoft, Senior Secured SuperPriority DIP Term Loan, 1 Month LIBOR +7.50%		8.50	9/16/2020	339,193	[d,g]	320,537
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.93	7/3/2026	258,160	[d]	244,607
Ultimate Software Group, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/3/2026	70,882	[d]	70,167
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.93	5/3/2026	376,691	[d]	365,925
Ultimate Software Group, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%		7.50	5/3/2027	10,045	[d]	10,239
					9,938,790

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Insurance - 3.2%
AssuredPartners, Term Loan B, 1 Month LIBOR +4.50%		5.50	2/13/2027	60,136	[d]	59,309
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%		6.68	8/4/2025	1,017,980	[d]	1,015,435
Hestia Holding, Facility B Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	5/27/2027	1,000,000	[d]	1,109,108
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.68	2/28/2025	692,680	[d]	607,826
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%		4.18	9/3/2026	990,000	[d]	954,216
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%		4.43	9/3/2026	14,389	[d]	14,005
Selectquote, Initial Term Loan, 1 Month LIBOR +6.00%		7.04	11/5/2024	3,823,529	[d,g]	3,861,765
					7,621,664
Internet Software & Services - 2.5%
Infinitas Learning, Facility B4 Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/3/2024	2,000,000	[d]	2,179,590
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,981,246	[d]	2,152,797
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	170,000	[d]	164,475
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.94	10/11/2025	750,000	[d]	713,437
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.81	12/21/2025	742,462	[d]	680,281
					5,890,580
Materials - 3.0%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.86	7/31/2025	692,929	[d]	643,125
Canister International, Initial Term Loan, 1 Month LIBOR +4.75%		4.93	12/20/2026	160,193	[d,g]	154,587
Flex Acquisition, 2018 Incremental Term Loan B, 3 Month LIBOR +3.25%		4.68	6/29/2025	133,776	[d]	126,390
IFCO Management, First Lien Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	5/31/2026	1,000,000	[d]	1,097,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Materials - 3.0% (continued)
Klockner Pentaplast of America, Euro Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	6/30/2022	1,000,000	[d]	1,023,441
LABL, Initial Euro Term Loan, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	7/2/2026	2,000,000	[d]	2,205,801
Plaze, Initial Term Loan, 3 Month LIBOR +3.50%		4.57	8/3/2026	746,250	[d]	710,803
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.68	5/1/2024	494,265	[d]	470,170
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		5.20	11/30/2023	732,906	[d]	707,437
					7,138,767
Media - 1.7%
Banijay Group US Holding, USD Term Loan, 1 Month LIBOR +3.75%		3.92	3/1/2025	203,313	[d]	193,148
Gamma Infrastructure III, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	1,000,000	[d]	1,078,560
Meredith, Tranche B-3 Term Loan, 1 Month LIBOR +4.25%		5.25	1/31/2025	106,566	[d]	102,037
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,979,900	[d]	1,915,779
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.43	10/20/2025	144,633	[d]	119,965
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	744,275	[d]	712,412
					4,121,901
Retailing - 1.4%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		6.07	9/25/2024	446,567	[d]	431,415
BBD Bidco, Facility B1 Term Loan, 3 Month GBPLIBOR +4.75%	GBP	5.45	11/7/2026	1,000,000	[d]	1,160,888
CWGS Group, Term Loan, 3 Month LIBOR +2.75%		4.12	11/8/2023	206,913	[d]	188,161
EG Finco, Term Loan B, 3 Month GBPLIBOR +4.75%	GBP	5.48	2/5/2025	997,449	[d]	1,156,530
Leslie's Poolmart, Tranche Term Loan B-2, 1 Month LIBOR +3.50%		3.68	8/16/2023	174,552	[d]	166,944
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.31	11/28/2022	284,003	[d]	232,408
					3,336,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.2% (continued)
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%	6.00	4/30/2026	744,361	[d]	602,932
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%	4.68	8/27/2025	252,391	[d]	247,343
				850,275
Technology Hardware & Equipment - .5%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.92	2/27/2025	174,555	[d]	166,737
Everi Payments, Term Loan, 3 Month LIBOR +10.5%	11.50	5/9/2024	266,466	[d]	269,130
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.93	7/1/2026	297,754	[d]	288,077
Sandvine, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.68	11/2/2025	187,843	[d]	180,329
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.83	3/5/2027	181,579	[d]	174,867
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.38	8/20/2025	204,191	[d]	172,031
				1,251,171
Telecommunication Services - .2%
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%	5.50	12/12/2026	159,600	[d]	150,723
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	35,608	[d]	34,748
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	479,477	[d]	412,216
				597,687
Utilities - .4%
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	984,172	[d]	951,035
Total Floating Rate Loan Interests (cost $90,879,160)			86,672,539
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,071,989)	0.22		4,071,989	[i]	4,071,989
Total Investments (cost $336,381,467)			134.8%	322,939,455
Liabilities, Less Cash and Receivables			(34.8%)	(83,434,235)
Net Assets			100.0%	239,505,220

EURIBOR—Euro Interbank Offered Rate

STATEMENT OF INVESTMENTS (Unaudited) (continued)

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $194,623,841 or 81.26% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g The fund held Level 3 securities at June 30, 2020, these securities were valued at $4,531,149 or 1.89% of net assets.

h Non-income producing—security in default.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	119,334,239	-	119,334,239
Corporate Bonds	-	112,860,688	-	112,860,688
Floating Rate Loan Interests	-	82,141,390	4,531,149	86,672,539
Investment Companies	4,071,989	-	-	4,071,989
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	216,283	-	216,283
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,757,436)	-	(2,757,436)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
Euro	6,600,000	United States Dollar	7,242,663	7/13/2020	174,516
United States Dollar	12,135,752	Euro	10,800,000	7/13/2020	(1,449)
United States Dollar	87,818,744	Euro	80,580,000	7/13/2020	(2,738,264)
Euro	230,000	United States Dollar	257,972	7/31/2020	612
United States Dollar	12,048,684	Euro	10,730,000	7/31/2020	(14,840)
United States Dollar	9,007,214	British Pound	7,240,000	7/13/2020	35,388
United States Dollar	6,392,215	British Pound	5,160,000	7/31/2020	(2,883)
United States Dollar	1,244,969	British Pound	1,000,000	7/13/2020	5,767
Gross Unrealized Appreciation					216,283
Gross Unrealized Depreciation					(2,757,436)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on

NOTES

the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2020, accumulated net unrealized depreciation on investments was $13,442,012, consisting of $3,616,723 gross unrealized appreciation and $17,058,735 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.